SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Extinguishment of Debt [Line Items]
Capital lease obligations, current	$ 24,500
Long term obligations	3,800
Other liabilities current	37,685		$ 25,601
Sahara Petroleum Services Company [Member]
Extinguishment of Debt [Line Items]
Capital lease obligations, current	7,300
Other liabilities current	18,400
Other Current Liabilities [Member]
Extinguishment of Debt [Line Items]
Purchases of property, plant, and equipment	3,000
Other Liabilities [Member]
Extinguishment of Debt [Line Items]
Purchases of property, plant, and equipment	700
Accounts Payable [Member]
Extinguishment of Debt [Line Items]
Purchases of property, plant, and equipment	25,600	$ 28,300
Accrued Liabilities [Member]
Extinguishment of Debt [Line Items]
Purchases of property, plant, and equipment	300
Short-term Debt [Member]
Extinguishment of Debt [Line Items]
Purchases of property, plant, and equipment	$ 23,000	$ 22,600